Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 3 – Related Party Transactions

Director Fees

As of June 30, 2026, and December 31, 2025, the Company owed a total of $125,000 and $72,000 in fees payable to directors, respectively. This amount is presented within accounts payable, related parties.

Office Lease

The Company leases its current corporate headquarters under a fourteen-month lease from STVentures, LLC (“ STVentures”), an entity beneficially owned by the principal owners and the management team of Syra and their affiliates. The lease commenced on July 1, 2021, and as amended on May 1, 2022, provided for a base monthly rent of $10,711. The lease was further amended on June 26, 2024, and provides for a base monthly rent of $11,209. The lease was also amended on March 3, 2025, and in July 2025 and provides for a base monthly rent of $11,209 through June 30, 2027. The lease was further amended on July 1, 2025, and provides for a base monthly rent of $5,580 from September 1, 2025, through May 31, 2026. The lease was further amended on April 1, 2026, and provides for a base monthly rent of $7,335 from April 1, 2026, through May 31, 2027. A total of $38,745 and $67,253 is included in selling, general and administrative expenses for the six months ended June 30, 2026, and 2025, respectively. An unpaid balance of $0 was outstanding at June 30, 2026, and December 31, 2025.

Information Technology (“IT”) Services

The Company incurred a total of $29,800 and $251,340 of services from RAD CUBE LLC, which is an entity beneficially owned by the principal owners and the management team of Syra and their affiliates, for outsourced IT services which have been presented within selling, general and administrative expenses in the statements of operations during the six months ended June 30, 2026 and 2025, respectively. An unpaid balance of $4,800 was outstanding at June 30, 2026, and December 31, 2025, respectively, as presented within accounts payable.

Recruitment and Human Resource Services

For the six months ended June 30, 2026, the Company paid a total of $96,769 and $87,002 for services from NLogix IT Services Private Limited and SKL Demand Private Limited, respectively, which are entities beneficially owned by the principal owners and the management team of Syra and their affiliates. Of these costs $67,495 are included in professional services, and $116,276 in selling, general and administrative expenses, in the statement of operations during the six months ended June 30, 2026.

For the six months ended June 30, 2025, the Company paid a total of $129,929 and $82,423 for services from NLogix IT Services Private Limited and SKL Demand Private Limited, respectively, which are entities beneficially owned by the principal owners and the management team of Syra and their affiliates. Of these costs $108,486 are included in professional services, $46,295 in selling, general and administrative expenses, and $57,571 in research and development expenses in the statement of operations during the six months ended June 30, 2025.

Note 3 – Related Party Transactions

Director Fees

As of December 31, 2025, the Company owed a total of $72,000 in fees payable to directors. This amount is presented within accounts payable, related parties.

Office Lease

The Company leases its current corporate headquarters under a nine months lease from STVentures, LLC (“ STVentures”), an entity beneficially owned by the principal owners and the management team of Syra and their affiliates. The lease commenced on July 1, 2021 and as amended on May 1, 2022, provided for a base monthly rent of $10,711. The lease was further amended on June 26, 2024, and provides for a base monthly rent of $11,209. The lease was also amended on March 3, 2025 and in July 2025 and provides for a base monthly rent of $11,209 through June 30, 2027. The lease was further amended on July 1, 2025, and provides for a base monthly rent of $5,580 from September 1, 2025 through May 31, 2026. A total of $111,990 and $131,516 is included in selling, general and administrative expenses for the year ended December 31, 2025 and 2024, respectively. An unpaid balance of $0 was outstanding at December 31, 2025, and December 31, 2024.

Information Technology (“IT”) Services

The Company incurred a total of $340,757 and $22,233 of services from RAD CUBE LLC, which is an entity beneficially owned by the principal owners and the management team of Syra and their affiliates, for outsourced IT services which have been presented within selling, general and administrative expenses in the statements of operations during the years ended December 31, 2025 and 2024, respectively. An unpaid balance of $0 was outstanding at December 31, 2025, and December 31, 2024, respectively, as presented within accounts payable, related parties.

Recruitment and Human Resource Services

For the year ended December 31, 2025, the Company paid a total of $155,106 and $250,669 for services from NLogix IT Services Private Limited and SKL Demand Private Limited, respectively, which are entities beneficially owned by the principal owners and the management team of Syra and their affiliates. Of these costs $280,055 are included in professional services, $68,149 in selling, general and administrative expenses, and $57,571 in research and development expenses in the statement of operations during the year ended December 31, 2025.

For the year ended December 31, 2024, the Company paid a total of $530,843 for services from NLogix IT Services Private Limited, which is an entity beneficially owned by the principal owners and the management team of Syra and their affiliates Of these costs $77,762 are included in cost of services and $453,082 in selling, general and administrative expenses, in the statement of operations during the year ended December 31, 2024.